Real estate properties development completed and under development	12 Months Ended
Dec. 31, 2017
Real estate properties development completed and under development [Abstract]
Real estate properties development completed, under development and held for sale
4.	Real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2016 and 2017:

	December 31, 2016	December 31, 2017
	US$	US$
Development completed:
Zhengzhou Century East A	2,277,168	2,293,021
Suzhou International City Garden	89,490	441,934
Suzhou Xin City	16,624,117	-
Kunshan International City Garden	867,612	-
Jinan Xinyuan Splendid	2,309,387	4,349,276
Zhengzhou Xin City	15,762,256	15,052,135
Beijing Xindo Park	52,671,437	52,675,024
Suzhou Lake Royal Palace	76,426,976	3,400,095
Xingyang Splendid I	11,344,548	15,528,607
Zhengzhou Thriving Family	9,985,798	16,834,270
Shanghai Yipin Royal Palace	91,307,299	90,003,702
New York Oosten	197,513,164	131,656,360
Chengdu Thriving Family	-	146,791,480
Sanya Yazhou Bay No.1	-	97,350,745
Xi’an Metropolitan	-	127,107,105
Kunshan Royal Palace	-	9,782,983
Jinan Xin Central	-	77,779,716
Changsha Xinyuan Splendid	-	49,346,740

Real estate properties development completed	477,179,252	840,393,193

Under development:
Current:
Xuzhou Colorful City	39,910,908	39,903,835
Kunshan Royal Palace	106,317,899	-
Xingyang Splendid II	65,914,086	49,848,748
Xingyang Splendid III	25,059,220	47,475,624
Xingyang Splendid IV	7,355,332	8,433,926
Zhengzhou Xindo Park	97,287,900	86,116,485
Jinan Royal Palace	267,899,017	227,113,681
Sanya Yazhou Bay No. 1	142,950,465	-
Changsha Xinyuan Splendid	213,231,900	-
Chengdu Thriving Family	265,695,975	-
Jinan Xin Central	120,430,389	-
Zhengzhou Fancy City	67,957,047	43,895,304
Tianjin Spring Royal Palace	90,412,297	68,748,771
Henan Xin Central I	112,073,981	54,380,998
Henan Xin Central II	51,633,387	68,783,659
Zhengzhou Fancy City II(South)	52,819,852	16,036,363
Zhengzhou Fancy City II(North)	36,768,148	52,672,711
Xi’an Metropolitan	228,453,322	-
Kunshan Xindo Park	94,591,527	84,020,974
Zhengzhou International New City I	140,971,898	173,061,962
Zhengzhou International New City II	58,441,356	135,671,000
Beijing Liyuan project	149,726,569	200,296,958
Changsha Mulian Royal Palace	53,014,425	89,289,525
XIN Eco Marine Group Properties Sdn Bhd	9,961,455	11,135,393
Hudson Garden project	64,926,299	84,953,745
Flushing	68,572,237	83,282,854
Changsha Furong Thriving Family	-	59,459,200
Zhengzhou International New City III	-	155,032,340
Zhuhai Prince Project	-	93,205,573
Xi'an Aerospace City Project	-	134,714,398
Kunshan Zhongyu Project	-	137,704,916
Zhengzhou International New City Pending Staging	-	287,388,593
Zhengzhou Hangmei Project	-	42,437,196
Zhengzhou Heizhuzhuang Project	-	337,850,952
Suzhou Yinhewan Project	-	42,061,346
Xi’an Metropolitan II	-	5,543,530

	2,632,376,891	2,920,520,560
Profit recognized	332,294,461	396,756,891
Less: progress billings (Note 13)	(1,245,536,188)	(1,321,276,798)

Total real estate properties under development	1,719,135,164	1,996,000,653

Total real estate properties development completed and under development	2,196,314,416	2,836,393,846

As of December 31, 2017, land use rights included in the real estate properties under development totaled US$ 1,761,525,629 (December 31, 2016: US$1,231,794,738).

As of December 31, 2017, land use rights with an aggregate net book value of US$ 908,833,863 (December 31, 2016: US$379,078,976) was pledged as collateral for certain bank loans and other debts.